Related Party Balance and Transactions	12 Months Ended
Mar. 31, 2025
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions

13. Related Party Balance and Transactions

The following is a list of related parties which the Company has transactions with:

(a)	Mr. Ngo Chiu Lam, a director of the Company.

(b)	Kin Chiu Development Company Limited, controlled by Mr. Ngo Chiu Lam

(c)	KC-CRFG JV, a joint venture

(d)	KC-Glory JV, a joint venture

(e)	KC-Geotech JV, a joint venture

a. Due to related parties

As of March 31, 2025 and 2024, the balances of due to related parties were as follows:

		2025	2024
Due to related parties
Mr. Ngo Chiu Lam (a)	(1)	$617,944	$203,990
KC-CRFG JV (c)	(1)	184,019	91,719
KC-Glory JV (d)	(1)	320,278	318,436
KC-Geotech JV (e)	(1)	237,783	242,870
		$1,360,024	$857,015

(1)	The balance represented the advances from the director. Amounts due to joint ventures are for operation purpose. All amounts were unsecured, interest-free and repayable on demand.

b. Accounts receivable, net

As of March 31, 2025 and 2024, the balances of accounts receivable, net from joint venture were as follows:

	2025	2024
Accounts receivable, net
KC-Glory JV (d)	$1,363,517	$1,493,591
	$1,363,517	$1,493,591

c. Contract assets, net

As of March 31, 2025 and 2024, the balances of contract assets, net from joint ventures were as follows:

	2025	2024
Contract assets, net
KC-CRFG JV (c)	$303,585	$257,698
KC-Glory JV (d)	177,965	194,943
KC-Geotech JV (e)	42,600	41,480
	$524,150	$494,121

d. Contract liabilities

As of March 31, 2025 and 2024, the balances of contract liabilities from joint ventures were as follows:

	2025	2024
Contract liabilities
KC-CRFG JV (c)	$359,629	$536,341
	$359,629	$536,341

e. Related party transactions

The Company’s related party transactions are measured at the exchange amount which is the amount of consideration established and agreed to by the related parties.

	2025	2024	2023
Provision of construction services
KC-CRFG JV (c)	$4,695,289	$6,884,950	$8,937,204
KC-Glory JV (d)	-	338,800	2,888,169
KC-Geotech JV (e)	622	2,301,097	3,939,946
	$4,695,911	$9,524,847	$15,765,319

	2025	2024	2023
Consultancy fee income
KC-CRFG JV (c)	$10	$35,736	$60,452
KC-Geotech JV (e)	44,399	63,658	78,910
	$44,409	$99,394	$139,362

f. Financial guarantee

On December 20, 2024, the Company was released from a financial guarantee to Kin Chiu Development Company Limited for US$1,137,380, related to payment obligations under a bank loan issued to Kin Chiu Development Company Limited. This release followed the transfer of the bank loan, with an outstanding balance of US$812,442 as of March 31, 2025, to Kin Chiu. No amounts were claimed under the guarantee for the years ended March 31, 2025, 2024 and 2023.

g. Assignment of borrowing and transfer of insurance plan

On December 20, 2024, HSBC issued banking facilities as working capital for Kin Chiu’s account in an aggregate amount not to exceed US$848,158 (HK$6,638,838). There was addition of bank borrowing $851,718 transferred to the Company with the respective transfer of life insurance policy.

Two life insurance policies were purchased by Kin Chiu Development Company Limited for Mr. Ngo Chiu Lam (position with a director and CEO of the Company) and Mrs. Po Lok Sze (Mr. Ngo Chiu Lam’s wife). On March 20, 2025, total life insurance policies of US$1,381,153, at cash surrender value, were transferred from Kin Chiu Development Company Limited to the Company. Mr. Ngo Chiu Lam has undertaken to personally settle the shortfall of US$568,711 between cash surrender value of life insurance policy and the outstanding loan balance as of the date of transfer.

As of March 31, 2025, the outstanding of the loan, Universal Life Insurance (ULI) Loan (I) and Loan (II), is approximately US$812,442, as stated in Note 11. There is no material covenant stated in this borrowing. The interest rate for the SME financing guarantee scheme is HIBOR + 1% per annum. The loan is secured by the entire life insurance policy from Mr. Ngo Chiu Lam and Ms. Po Lok Sze. The loan contains a repayment on demand clause.